Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share based payment expenses	$ 800	$ 1,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based payment expenses	100	0
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based payment expenses	$ 200	$ 0
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	2,910,925		2,106,675